Cover Page	9 Months Ended
Sep. 30, 2023
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
Entity Registrant Name	MSP RECOVERY, INC.
Entity Central Index Key	0001802450
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	84-4117825
Entity Primary SIC Number	7374
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Address, Address Line One	2701 Le Jeune Road
Entity Address, Address Line Two	Floor 10
Entity Address, City or Town	Coral Gables
Entity Address State Or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	305
Local Phone Number	614-2222
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Alexandra Plasencia
Entity Address, Address Line One	2701 Le Jeune Road
Entity Address, Address Line Two	Floor 10
Entity Address, City or Town	Coral Gables
Entity Address State Or Province	FL
Entity Address, Postal Zip Code	33134
City Area Code	305
Local Phone Number	614-2222